8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2018 is as follows:

Expiry date	Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 3, 2017	$0.40	687,000	-	-	(687,000)	-
October 9, 2017	$0.40	755,500	-	-	(755,500)	-
December 24, 2017	$1.00	300,000	-	-	(300,000)	-
April 29, 2018	$0.40	3,000,000	-	-	(3,000,000)	-
September 28, 2019	$0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$0.15	3,100,000	155,000	-	-	3,255,000
March 25, 2020	$0.15	-	5,000,000	-	-	5,000,000
August 16, 2020	$0.20	892,857	-	-	-	892,857
Outstanding		19,657,232	5,155,000	-	(4,742,500)	20,069,732
Weighted average exercise price		$0.23	$0.15	$Nil	$0.44	$0.16

 As at September 30, 2018, the weighted average contractual remaining life of warrants is 1.48 years (September 30, 2017 – 1.95 years; September 30, 2016 – 2.49 years).

The continuity of warrants for the year ended September 30, 2017 is as follows:

Expiry date	Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
December 16, 2016	$1.50	483,666	-	-	(483,666)	-
March 17, 2017	$1.50	266,667	-	-	(266,667)	-
May 15, 2017	$1.00	1,200,000	-	-	(1,200,000)	-
September 11, 2017	$1.00	900,000	-	-	(900,000)	-
October 3, 2017	$0.40	687,000	-	-	-	687,000
October 9, 2017	$0.40	755,500	-	-	-	755,500
December 24, 2017	$1.00	300,000	-	-	-	300,000
April 29, 2018	$0.40	3,000,000	-	-	-	3,000,000
September 28, 2019	$0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$0.20	-	2,500,000	-	-	2,500,000
March 8, 2020	$0.15	7,000,000	221,875	-	-	7,221,875
April 7, 2020	$0.15	3,100,000	-	-	-	3,100,000
August 16, 2020	$0.20	-	892,857	-	-	892,857
Outstanding		18,892,833	3,614,732	-	(2,850,333)	19,657,232
Weighted average exercise price		$0.37	$0.20	$Nil	$1.13	$0.23

The continuity of warrants for the year ended September 30, 2016 is as follows:

Expiry date	Exercise price	September 30, 2015	Issued	Exercised	Expired	September 30, 2016
December 16, 2016	$1.50	483,666	-	-	-	483,666
March 17, 2017	$1.50	266,667	-	-	-	266,667
May 15, 2017	$1.00	1,200,000	-	-	-	1,200,000
September 11, 2017	$1.00	900,000	-	-	-	900,000
October 3, 2017	$0.40	687,000	-	-	-	687,000
October 9, 2017	$0.40	755,500	-	-	-	755,500
December 24, 2017	$1.00	300,000	-	-	-	300,000
April 29, 2018	$0.40	3,000,000	-	-	-	3,000,000
March 8, 2020	$0.15	-	7,000,000	-	-	7,000,000
April 7, 2020	$0.15	-	3,100,000	-	-	3,100,000
September 28, 2019	$0.20	-	1,200,000	-	-	1,200,000
Outstanding		7,592,833	11,300,000	-	-	18,892,833
Weighted average exercise price		$0.70	$0.16	$Nil	$Nil	$0.37